                        SEI INSTITUTIONAL MANAGED TRUST

                           TAX-MANAGED LARGE CAP FUND

                     SUPPLEMENT DATED MARCH 21, 2000 TO THE
                  CLASS A PROSPECTUSES DATED JANUARY 31, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Provident Investment Counsel, Inc. ("PIC"), as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund (the "Fund"). PIC was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on March 20, 2000, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Tax-Managed Large Cap Fund's sole initial shareholder on March 4, 1998, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating PIC, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and PIC. SIMC recommended the selection of PIC and reviewed the considerations and search process that led to its recommendation. The Trustees also met with representatives of PIC and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing PIC, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by PIC; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of PIC's personnel and its financial condition; (4) its performance track record as manager of SEI Institutional Managed Trust's Large Cap Growth Fund; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to PIC, including any benefits to be received by PIC or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and PIC relating to the Fund, PIC makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. PIC is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of PIC as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 21 of the Class A Prospectus is amended by inserting the following disclosure relating to PIC:

PROVIDENT INVESTMENT COUNSEL, INC.: George E. Handtmann III and Jeffery J. Miller of Provident Investment Counsel, Inc.("PIC"), serve as portfolio managers of a portion of the assets of the Tax-Managed Large Cap Fund. Mr. Handtmann has been with PIC since 1982, and Mr. Miller has been with PIC since 1972.

Listed below are the names and principal occupations of the principal executive officers and directors of PIC. The principal business address of the principal executive officers and directors, as it relates to their positions at PIC, is 300 North Lake Avenue, Pasadena, CA 91101.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Robert Marvin Kommerstad                          President/Chairman
--------------------------------------------------------------------------------------------------
Jeffery John Miller                               Managing Director
--------------------------------------------------------------------------------------------------
Thomas John Condon                                Managing Director
--------------------------------------------------------------------------------------------------
Larry Dee Tashjian                                Executive Managing Director
--------------------------------------------------------------------------------------------------
George Edward Handtmann III                       Executive Managing Director
--------------------------------------------------------------------------------------------------
                                                  Senior Vice President and Chief Operations
Thad Michael Brown                                Officer
--------------------------------------------------------------------------------------------------
Lauro Fernando Guerra                             Managing Director
--------------------------------------------------------------------------------------------------

The Adviser will pay PIC a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to PIC.
                           --------------------------

The Prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                             CORE FIXED INCOME FUND

                     SUPPLEMENT DATED MARCH 21, 2000 TO THE
                       PROSPECTUS DATED JANUARY 31, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Robert W. Baird & Co., Incorporated ("Baird"), as a Sub-Adviser to the Trust's Core Fixed Income Fund (the "Fund"). Baird was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on March 20, 2000, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Baird, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and Baird. SIMC recommended the selection of Baird and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Baird and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Baird, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Baird; (2) the distinct investment process of Baird; (3) the history, reputation, qualification and background of Baird's personnel and its financial condition;
(4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Baird, including any benefits to be received by Baird or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Baird relating to the Fund, Baird makes investment decisions for the assets of the Fund allocated to Baird by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Baird is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under such agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until March 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Baird as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 7 of the Prospectus is amended by inserting the following disclosure relating to Baird:

ROBERT W. BAIRD & CO., INCORPORATED

Robert W. Baird & Co., Incorporated ("Baird"), through its Baird Advisors division, acts as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Baird is a registered investment adviser. Baird currently has approximately $6.4 billion in assets under management. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Charles B. Groeschell of Baird serves as portfolio manager of the portion of the Fund's assets managed by Baird. Prior to joining Baird in March 2000, Mr. Groeschell was a Senior Vice President and portfolio manager at Firstar Investment Management & Research Company, LLC. Mr. Groeschell has over 17 years of investment experience.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Baird. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Baird, is 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
George Frederick Kasten, Jr.                      Chief Executive Officer and Chairman
--------------------------------------------------------------------------------------------------
Paul Edward Purcell                               President and Chief Operating Officer
--------------------------------------------------------------------------------------------------
Glen Fredrick Hackmann                            Managing Director, Secretary, General Counsel
--------------------------------------------------------------------------------------------------
James Dick Bell                                   Managing Director
--------------------------------------------------------------------------------------------------
Paul John Carbone                                 Managing Director
--------------------------------------------------------------------------------------------------
Bryce Patrick Edwards                             Managing Director
--------------------------------------------------------------------------------------------------
Charles B. Groeschell                             Managing Director
--------------------------------------------------------------------------------------------------
Keith Anthony Kolb                                Managing Director
--------------------------------------------------------------------------------------------------
Patrick Steven Lawton                             Managing Director
--------------------------------------------------------------------------------------------------
William Walter Mahler                             Managing Director
--------------------------------------------------------------------------------------------------
Terrance Patrick Maxwell                          Managing Director
--------------------------------------------------------------------------------------------------
John Robert Merrell                               Managing Director, Marketing Director
--------------------------------------------------------------------------------------------------
Paul Stuart Shain                                 Managing Director
--------------------------------------------------------------------------------------------------
Russell Paul Schwei                               Managing Director, Chief Financial Officer
--------------------------------------------------------------------------------------------------
Mary Ellen Stanek                                 Managing Director
--------------------------------------------------------------------------------------------------
Dominick Paul Zarcone                             Managing Director
--------------------------------------------------------------------------------------------------

The Adviser will pay Baird a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Baird.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Firstar Investment Research & Management Company ("FIRMCO") as a Sub-Adviser to the Trust's Core Fixed Income Fund (the "Fund"). The Board determined to terminate FIRMCO because of the departure of FIRMCO's portfolio management team to Baird. This termination does not require Shareholder approval.

                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE